UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  06-30-2007


Check here if Amendment [x]; Amendment Number:  2
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               12-10-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: 180427000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     2286    26335 SH       Sole                    23935              2400
99 Cents Only Stores           COM              65440K106     1137    86705 SH       Sole                    80500              6205
AC Moore Arts & Crafts         COM              00086t103      794    40465 SH       Sole                    37030              3435
AFLAC Inc.                     COM              001055102     5126    99725 SH       Sole                    92325              7400
Abbott Labs                    COM              002824100      284     5300 SH       Sole                     5300
American International Group I COM              026874107     4935    70464 SH       Sole                    65363              5101
BP Amoco PLC ADR               COM              055622104      273     3780 SH       Sole                     3780
Bank of America Corp.          COM              060505104      213     4350 SH       Sole                     4350
CarMax Inc                     COM              143130102      814    31930 SH       Sole                    27810              4120
Chevron Texaco Corp.           COM              166764100     4901    58177 SH       Sole                    53242              4935
Citigroup                      COM              172967101     4550    88714 SH       Sole                    81794              6920
Coca Cola                      COM              191216100      257     4905 SH       Sole                     4905
Colgate-Palmolive Co.          COM              194162103      366     5641 SH       Sole                     4601              1040
Comcast Corp New Class A share COM              20030n101     4373   155509 SH       Sole                   143647             11862
ConocoPhillips                 COM              20825C104     4956    63135 SH       Sole                    57685              5450
Costco Whsl Group              COM              22160K105     1070    18286 SH       Sole                    15755              2531
Cubic Corporation              COM              229669106      927    30705 SH       Sole                    28360              2345
DJ US Aerospace & Defense Inde COM              464288760      864    13755 SH       Sole                    12170              1585
DJ US Consumer Cyclical - iSha COM              464287580      225     3200 SH       Sole                     3100               100
DJ US Consumer Non-Cyclical -  COM              464287812      221     3550 SH       Sole                     3440               110
DJ US Energy - iShares Trust   COM              464287796      237     1980 SH       Sole                     1950                30
DJ US Financial - iShares Trus COM              464287788      362     3145 SH       Sole                     3025               120
DJ US Healthcare - iShares Tru COM              464287762      371     5335 SH       Sole                     5125               210
DJ US Industrial - iShares Tru COM              464287754      202     2750 SH       Sole                     2645               105
DJ US Technology - iShares Tru COM              464287721      338     5680 SH       Sole                     5500               180
Diebold Incorporated           COM              253651103      221     4240 SH       Sole                     4240
Ebay Inc                       COM              278642103     1544    47978 SH       Sole                    46313              1665
Energy Focus Inc.              COM              29268T102       83    12500 SH       Sole                    12500
Exxon Mobil                    COM              30231G102      968    11537 SH       Sole                    11537
First Marblehead Corp.         COM              320771108      815    21100 SH       Sole                    19520              1580
General Electric               COM              369604103      496    12965 SH       Sole                    11465              1500
GlaxoSmithKline plc            COM              37733W105      267     5090 SH       Sole                     5045                45
Gold Trust - SPDR              COM              78463v107      473     7365 SH       Sole                     7365
Google Inc.                    COM              38259p508     3158     6042 SH       Sole                     5752               290
Industrial Select Sector - SPD COM              81369Y704      820    21015 SH       Sole                    20885               130
JP Morgan Chase & Co.          COM              46625H100      201     4150 SH       Sole                     4150
Johnson & Johnson              COM              478160104     3873    62852 SH       Sole                    59537              3315
L-3 Communications             COM              502424104     2011    20652 SH       Sole                    19232              1420
Lowe's Companies Inc.          COM              548661107     2797    91152 SH       Sole                    85677              5475
MSCI Emerging Markets Index Fu COM              464287234     4084    31025 SH       Sole                    28705              2320
MSCI European Monetary Union I COM              464286608     8221    69669 SH       Sole                    65549              4120
MSCI Japan Index - iShares     COM              464286848     3880   267400 SH       Sole                   248630             18770
Medtronic, Inc.                COM              585055106     2704    52150 SH       Sole                    48675              3475
Microsoft Corp.                COM              594918104     2941    99785 SH       Sole                    93520              6265
Norfolk Southern Corp.         COM              655844108      237     4500 SH       Sole                     4500
Paychex                        COM              704326107      975    24914 SH       Sole                    23929               985
Pepsico Inc.                   COM              713448108     4696    72414 SH       Sole                    66364              6050
Pharmaceutical HOLDRs Trust    COM              71712a206      533     6522 SH       Sole                     6222               300
Procter & Gamble               COM              742718109     3568    58316 SH       Sole                    53976              4340
Qualcomm                       COM              747525103     4701   108352 SH       Sole                   100807              7545
Resmed                         COM              761152107     2082    50450 SH       Sole                    45990              4460
Russell Large-Cap Growth - iSh COM              464287614     1711    28895 SH       Sole                    27155              1740
Russell Large-Cap Value - iSha COM              464287598     2010    23178 SH       Sole                    22699               479
Russell Mid-Cap Growth - iShar COM              464287481     5840    51277 SH       Sole                    47592              3685
Russell Mid-Cap Value - iShare COM              464287473     5350    33980 SH       Sole                    31615              2365
Russell Small-Cap Growth - iSh COM              464287648     4006    46665 SH       Sole                    42715              3950
Russell Small-Cap Value - iSha COM              464287630     4314    52383 SH       Sole                    48498              3885
S&P Depository Receipts ETF    COM              78462F103      228     1515 SH       Sole                     1415               100
S&P Glob Cons Discretionary Se COM              464288745      200     3250 SH       Sole                     3250
S&P Global Basic Matls Sector  COM              464288695     4346    61450 SH       Sole                    57010              4440
S&P Global Energy Sector - iSh COM              464287341     6699    51796 SH       Sole                    48234              3562
S&P Global Financials Sector - COM              464287333      748     8160 SH       Sole                     8160
S&P Global Healthcare Sector - COM              464287325      654    11055 SH       Sole                    10835               220
S&P Global Industrial Index -  COM              464288729     4435    68975 SH       Sole                    64580              4395
S&P Global Technology Index -  COM              464287291     5454    86670 SH       Sole                    80825              5845
S&P Global Telecom Sector - iS COM              464287275     6802    94700 SH       Sole                    88705              5995
S&P Global Utilities Index - i COM              464288711      931    14766 SH       Sole                    12126              2640
S&P Mid-Cap Barra Value - iSha COM              464287705      257     2970 SH       Sole                     2970
Starbucks Inc.                 COM              855244109     1956    74550 SH       Sole                    68370              6180
State Street Corp.             COM              857477103     4020    58776 SH       Sole                    52876              5900
Stryker Corp                   COM              863667101     4054    64251 SH       Sole                    58991              5260
Suntrust Banks Inc.            COM              867914103      420     4901 SH       Sole                     4901
UPS                            COM              911312106     2658    36413 SH       Sole                    33803              2610
UnitedHealth Group             COM              91324P102     4398    85997 SH       Sole                    79792              6205
Verizon Communications         COM              92343V104     2370    57563 SH       Sole                    51513              6050
WalMart                        COM              931142103      844    17548 SH       Sole                    16908               640
Water Resources Portfolio - Po COM              73935X575     2428   116040 SH       Sole                   105870             10170
Wells Fargo New                COM              949746101      292     8300 SH       Sole                     8300
WisdomTree Japan Small-Cap Div COM              97717w836      505     9800 SH       Sole                     9800
Wrigley, Wm. Jr. Co.           COM              982526105     1238    22390 SH       Sole                    21570               820
Wyeth                          COM              983024100      277     4838 SH       Sole                     4838
proShares Ultra Short Real Est OAS              74347R552     4549    49260 SH       Sole                    46970              2290